Debt - Additional Information (Detail) - USD ($)					12 Months Ended
	Sep. 04, 2025	Jun. 27, 2025	Feb. 19, 2025	Jun. 28, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Aug. 28, 2023
Debt Instrument [Line Items]
Aggregate principal amount			$ 600,000,000
Proceeds from senior notes					$ 2,492,100,000	$ 1,436,300,000	$ 499,800,000
Estimated fair value					$ 7,603,800,000
Weighted average interest rate for all borrowings, long-term debt					3.80%	3.70%
Interest paid on Debt					$ 298,400,000	$ 200,800,000	$ 200,600,000
2027 Notes, 2030 Notes and 2035 Notes [Member]
Debt Instrument [Line Items]
Proceeds from senior notes			1,748,100,000
5.050% [Member] | Due in 2030 [Member]
Debt Instrument [Line Items]
Aggregate principal amount			$ 550,000,000
Interest rate			5.05%
5.500% [Member] | Due in 2035 [Member]
Debt Instrument [Line Items]
Aggregate principal amount			$ 600,000,000
Interest rate			5.50%
Uncommitted Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument								$ 300,000,000
Outstanding borrowings					0
2025 Five-Year Credit Agreement [Member]
Debt Instrument [Line Items]
Outstanding borrowings					$ 0
2025 Five-Year Credit Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Consolidated EBITDA ratio					4.50%
Consolidated EBITDA ratio thereafter					5.00%
2025 Five-Year Credit Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Consolidated EBITDA ratio					1.00%
Consolidated EBITDA ratio thereafter					1.00%
2024 364-Day Revolving Credit Agreement [Member]
Debt Instrument [Line Items]
Debt instrument		$ 1,000,000,000
Outstanding borrowings					$ 0
2025 364-Day Revolving Credit Agreement [Member]
Debt Instrument [Line Items]
Maturity date of debt instrument		Jun. 26, 2026
Debt instrument		$ 1,000,000,000
Outstanding borrowings					$ 0
2025 364-Day Revolving Credit Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Consolidated EBITDA ratio					4.50%
Consolidated EBITDA ratio thereafter					5.00%
2025 364-Day Revolving Credit Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Consolidated EBITDA ratio					1.00%
Consolidated EBITDA ratio thereafter					1.00%
Euro Notes [Member] | 3.518% [Member] | Due in 2032 [Member]
Debt Instrument [Line Items]
Aggregate principal amount					$ 822,000,000	$ 724,800,000
Interest rate					3.518%	3.518%
Senior Notes [Member] | 3.550% [Member] | Due in 2025 [Member]
Debt Instrument [Line Items]
Aggregate principal amount						$ 863,000,000.0
Interest rate					3.55%	3.55%
Redemption of outstanding principal amount					$ 863,000,000
Senior Notes [Member] | 3.550% [Member] | Due in 2030 [Member]
Debt Instrument [Line Items]
Aggregate principal amount					$ 257,500,000	$ 257,500,000
Interest rate					3.55%	3.55%
Senior Notes [Member] | 3.050% [Member] | Due in 2026 [Member]
Debt Instrument [Line Items]
Aggregate principal amount						$ 600,000,000.0
Interest rate					3.05%	3.05%
Redemption of outstanding principal amount					$ 600,000,000
Senior Notes [Member] | 4.700% [Member] | Due in 2027 [Member]
Debt Instrument [Line Items]
Aggregate principal amount					$ 600,000,000.0
Interest rate			4.70%		4.70%
Senior Notes [Member] | 5.050% [Member] | Due in 2030 [Member]
Debt Instrument [Line Items]
Aggregate principal amount					$ 550,000,000
Interest rate					5.05%
Senior Notes [Member] | 5.500% [Member] | Due in 2035 [Member]
Debt Instrument [Line Items]
Aggregate principal amount					$ 600,000,000
Interest rate					5.50%
Senior Notes [Member] | 5.200% [Member] | Due in 2034 [Member]
Debt Instrument [Line Items]
Aggregate principal amount					$ 700,000,000	$ 700,000,000
Interest rate					5.20%	5.20%
Swiss Notes [Member]
Debt Instrument [Line Items]
Proceeds from senior notes	$ 744,000,000
Swiss Notes [Member] | 0.930% [Member] | Due in 2030 [Member]
Debt Instrument [Line Items]
Aggregate principal amount	$ 210,000,000				$ 265,100,000
Interest rate	0.93%				0.93%	0.93%
Swiss Notes [Member] | 1.560% [Member] | Due in 2035 [Member]
Debt Instrument [Line Items]
Aggregate principal amount	$ 390,000,000				$ 492,200,000
Interest rate	1.56%				1.56%	1.56%
Multicurrency Revolving Facility [Member] | 2024 Five-Year Credit Agreement [Member]
Debt Instrument [Line Items]
Debt instrument				$ 1,500,000,000
Debt instrument, term				5 years
Multicurrency Revolving Facility [Member] | 2025 Five-Year Credit Agreement [Member]
Debt Instrument [Line Items]
Maturity date of debt instrument		Jun. 27, 2030
Debt instrument		$ 1,500,000,000
Debt instrument, term		5 years
Uncommitted incremental feature		$ 500,000,000